Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Other Financial Services) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Total revenues (loss)									$ 2,701	$ 4,101	$ 3,844
Earnings (loss) from discontinued operations, net of taxes									896	(329)	(322)
Gain (loss) on disposal of discontinued operations									15	(1,781)	(743)
Proceeds from Divestiture of Businesses, Net of Cash Divested									232	528	227
Benefit (provision) for income taxes (Note 10)	(81)	(103)	123	(301)	1,035	(297)	(243)	26	(362)	521	(1,083)
Trailer Services [Member]
Discontinued Operations and Disposal Groups [Abstract]
Total revenues (loss)									1	271	399
Earnings (loss) from discontinued operations, net of taxes									37	(2)	22
Gain (loss) on disposal of discontinued operations									12	18	0
Proceeds from Divestiture of Businesses, Net of Cash Divested					528
Consumer Ireland [Member]
Discontinued Operations and Disposal Groups [Abstract]
Total revenues (loss)									0	0	7
Earnings (loss) from discontinued operations, net of taxes									1	6	(195)
Gain (loss) on disposal of discontinued operations									1	6	(121)
Proceeds from Divestiture of Businesses, Net of Cash Divested												227
Consumer Russia [Member]
Discontinued Operations and Disposal Groups [Abstract]
Total revenues (loss)									24	260	276
Earnings (loss) from discontinued operations, net of taxes									(2)	(193)	33
Gain (loss) on disposal of discontinued operations									4	(170)	0
Proceeds from Divestiture of Businesses, Net of Cash Divested				232
WMC Discontinued Operations [Member]
Discontinued Operations and Disposal Groups [Abstract]
Total revenues (loss)									(291)	(346)	(500)
Earnings (loss) from discontinued operations, net of taxes									$ (199)	$ (232)	$ (337)